Document And Entity Information	3 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	ACRO BIOMEDICAL CO., LTD.
Entity Central Index Key	0001622996
Trading Symbol	acbm
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false